Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 4 - Commitments and Contingencies

SIGA Litigation

In December 2006, we filed a complaint against SIGA Technologies, Inc. ("SIGA") in the Delaware Court of Chancery. The complaint alleged, among other things, that we have the right to license exclusively development and marketing rights for SIGA's drug candidate, ArestvyrTM (Tecovirimat), pursuant to a Merger Agreement between the parties that was terminated in 2006. The complaint also alleged that SIGA failed to negotiate in good faith the terms of such a license pursuant to the terminated Merger Agreement.

In September 2011, the Court issued an opinion in the case finding that SIGA had breached certain contractual obligations to us and upholding our claims of promissory estoppel. The Court awarded us the right to receive 50% of all net profits (as defined in the court's final judgment) related to the sale of ArestvyrTM and related products for 10 years following initial commercial sale of the drug once SIGA earns $40 million in net profits from the sale of ArestvyrTM and related products. The Court also awarded us one-third of our reasonable attorney's fees and expert witness fees, which amounts to approximately $2.4 million plus interest. In May 2012, the Court issued its final judgment. SIGA appealed aspects of the decision to the Delaware Supreme Court. In response, we cross-appealed other aspects of the decision.

In May 2013, the Delaware Supreme Court issued its ruling on the appeal, affirming the lower Court's finding of breach of contract, reversing its finding of promissory estoppel, and remanding the case back to the Court of Chancery to reconsider the remedy and award of attorney's fees and expert witness costs in light of the Supreme Court's opinion.

We can provide no assurances that on remand the Delaware Court of Chancery will re-instate its prior remedy or order another remedy for us, that SIGA will not appeal any subsequent decision by the Court of Chancery, or that SIGA will not be successful in any subsequent appeal. We have not yet recorded any amount due from SIGA in relation to this case.

Government Contracting

Payments to the Company on cost-plus-fee contracts are provisional. The accuracy and appropriateness of costs charged to U.S. Government contracts are subject to regulation, audit and possible disallowance by the Defense Contract Audit Agency and other government agencies such as BARDA. Accordingly, costs billed or billable to U.S. Government customers are subject to potential adjustment upon audit by such agencies. In our opinion, adjustments that may result from audits are not expected to have a material effect on our financial position, results of operations, or cash flows.

Changes in government policies, priorities or funding levels through agency or program budget reductions by the U.S. Congress or executive agencies could materially adversely affect the Company's financial condition or results of operations. Furthermore, contracts with the U.S. Government may be terminated or suspended by the U.S. Government at any time, with or without cause. Such contract suspensions or terminations could result in unreimbursable expenses or charges or otherwise adversely affect the Company's financial condition and/or results of operations.

Registration Rights Agreements

We entered into a Registration Rights Agreement with the investors who participated in the July 2009 private placement of convertible notes and related warrants. We subsequently filed two registration statements on Form S-3 with the Securities and Exchange Commission to register the resale of the shares issuable upon conversion of the convertible notes and exercise of the related warrants, which registration statements have been declared effective. We are obligated to maintain the registration statements effective until the date when such shares (and any other securities issued or issuable with respect to or in exchange for such shares) have been sold. The convertible notes were converted or extinguished in 2010, although the related warrants remain outstanding. The warrants will expire on January 28, 2015.

We have separate registration rights agreements with investors, under which we have obligations to keep the corresponding registration statements effective until the registrable securities (as defined in each agreement) have been sold, and under which we may have separate obligations to file registration statements in the future on either a demand or "piggy-back" basis or both.

Under the terms of the convertible notes, which were converted or extinguished in 2010, if after the 2nd consecutive business day (other than during an allowable blackout period) on which sales of all of the securities required to be included on the registration statement cannot be made pursuant to the registration statement (a "Maintenance Failure"), we will be required to pay to each selling stockholder a one-time payment of 1.0% of the aggregate principal amount of the convertible notes relating to the affected shares on the initial day of a Maintenance Failure. Our total maximum obligation under this provision at June 30, 2013, would be approximately $0.2 million.

Following a Maintenance Failure, we will also be required to make to each selling stockholder monthly payments of 1.0% of the aggregate principal amount of the convertible notes relating to the affected shares on every 30th day after the initial day of a Maintenance Failure, in each case prorated for shorter periods and until the failure is cured. Our total maximum obligation under this provision would be approximate $0.2 million for each month until the failure, if it occurs, is cured.

Vendor Litigation

One of our vendors mishandled the storage of certain biological materials. The vendor filed suit against us in Delaware state court and we filed suit against the vendor in Maryland state court. The case was settled and we received approximately $0.5 million as a result of the settlement during the second quarter of 2013 which was recorded as a reduction in research and development expenses.

Note 7 - Commitments and Contingencies

Leases

We lease our offices in Maryland under a 10 year operating lease, which commenced on May 1, 2007. We also lease offices in North Carolina with the lease term expiring in September 2013. Remaining annual minimum payments for these two leases are as follows:

Year	Lease Payments
2013	$809,400
2014	$797,700
2015	$821,600
2016	$846,200
2017	$356,900

For each of the years ended December 31, 2012, 2011 and 2010 total rent expense under operating lease agreements approximated $0.8 million, $0.8 million and $1.0 million, respectively.

License Agreements

In connection with an acquisition in 2008, we acquired license agreements with The Defence Science and Technology Laboratory of the United Kingdom Ministry of Defence ("DSTL") for the rights to certain technologies. These agreements allow for the licensing of certain patents and technology necessary to perform development of the rPA vaccine program as required under the Company's government contracts. Upon commercialization, the license agreements require that PharmAthene make royalty payments equal to a specified percentage of future sales of products for both government procurement and commercial markets. No royalty payments on these licenses have been incurred.

In 2012 we entered into a commercial licensing agreement allowing for the licensing of certain patent and other intellectual property rights from a research company related to BChE. The agreement includes certain annual maintenance and other development milestone payments. Upon commercialization, the license agreement requires royalty payments equal to a specified percentage of future sales of products for both government procurement and commercial market sales subject to the license through the expiration of the licensed patents. No maintenance or milestone payments were incurred in 2012.

SIGA Litigation

In December 2006, we filed a complaint against SIGA Technologies, Inc. ("SIGA") in the Delaware Court of Chancery. The complaint alleged, among other things, that we have the right to license exclusively development and marketing rights for SIGA's drug candidate, ArestvyrTM (Tecovirimat), pursuant to a Merger Agreement between the parties that was terminated in 2006. The complaint also alleged that SIGA failed to negotiate in good faith the terms of such a license pursuant to the terminated Merger Agreement.

In September 2011, the Court issued an opinion in the case finding that SIGA had breached certain contractual obligations to us and upholding our claims of promissory estoppel. The Court awarded us the right to receive 50% of all net profits (as defined in the court's final judgment) related to the sale of ArestvyrTM and related products for 10 years following initial commercial sale of the drug once SIGA earns $40 million in net profits from the sale of ArestvyrTM and related products. The Court also awarded us one-third of our reasonable attorney's fees and expert witness fees, which amounts to approximately $2.4 million plus interest. In May 2012, the Court issued its final judgment. SIGA has appealed aspects of the decision to the Delaware Supreme Court. In response, we cross-appealed other aspects of the decision. In January 2013, the Delaware Supreme Court heard oral argument in the case.

We can provide no assurances that SIGA will not prevail on its appeal, that we will be successful in our appeal, and that the Delaware Supreme Court will not overturn the trial court's decision awarding us a 10 year 50% net profit of the sales of ArestvyrTM and related products (once SIGA retains the first $40 million in net profit). We have not yet recorded any amount due from SIGA in relation to this case.

Vendor litigation

One of our vendors mishandled the storage of certain biological materials. While we have recently been engaged in discussions with the vendor to address our concerns, so far we have not come to agreement. The vendor recently filed suit against us in Delaware state court seeking a declaration that they are not liable for damages and seeking damages from us for allegedly not maintaining the required amount and type of insurance. We filed suit against the vendor in Maryland state court seeking damages related to the loss of the property. We believe we did maintain the appropriate amount and type of insurance, that in no event did we harm the vendor, and thus their damages claim is without merit. We plan to vigorously defend against their claims while pursuing our own.

Government Contracting

Payments to the Company on cost-plus-fee contracts are provisional and are subject to adjustment upon audit by the Defense Contract Audit Agency and BARDA. In our opinion, adjustments that may result from audits are not expected to have a material effect on our financial position, results of operations, or cash flows.

Registration Rights Agreements

We entered into a Registration Rights Agreement with the investors who participated in the July 2009 private placement of convertible notes and related warrants. We subsequently filed two registration statements on Form S-3 with the Securities and Exchange Commission to register the shares underlying the convertible notes and related warrants, which registration statements have been declared effective. We are obligated to maintain the registration statements effective until the date when all shares underlying the convertible notes and related warrants (and any other securities issued or issuable with respect to in exchange for such shares) have been sold. The convertible notes were converted or extinguished in 2010, although the related warrants remain outstanding. The warrants will expire on January 28, 2015.

We have separate registration rights agreements with investors, under which we have obligations to keep the corresponding registration statements effective until the registrable securities (as defined in each agreement) have been sold, and under which we may have separate obligations to file registration statements in the future on either a demand or "piggy-back" basis or both.

Under the terms of the convertible notes, which were converted or extinguished in 2010, if after the 2nd consecutive business day (other than during an allowable blackout period) on which sales of all of the securities required to be included on the registration statement cannot be made pursuant to the registration statement (a "Maintenance Failure"), we will be required to pay to each selling stockholder a one-time payment of 1.0% of the aggregate principal amount of the convertible notes relating to the affected shares on the initial day of a Maintenance Failure. Our total maximum obligation under this provision at December 31, 2012, would be approximately $0.2 million.

Following a Maintenance Failure, we will also be required to make to each selling stockholder monthly payments of 1.0% of the aggregate principal amount of the convertible notes relating to the affected shares on every 30th day after the initial day of a Maintenance Failure, in each case prorated for shorter periods and until the failure is cured. Our total maximum obligation under this provision would be approximate $0.2 million for each month until the failure, if it occurs, is cured.